SHARE-BASED PAYMENTS - Common Stock Warrants - General Information (Details) - USD ($)		1 Months Ended				9 Months Ended		12 Months Ended
	May 13, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued		355,000	31,881
Warrants value		$ 1,622,350	$ 145,696
Percentage of increase in number of warrants								25.00%
Fair value of warrants								$ 6,265
Change in fair value of warrant liability						$ 21,930	$ (1,792)	$ (2,353)
Convertible Debt 2020 Regulation D Offering
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued								512
Note Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued								493,462	128,667
Percentage diluted capitalization									1.358%	1.00%
Principal loaned under the agreement									$ 1,000,000
Warrants exercise price								$ 2.50	$ 2.50
Warrants, contractual life								10 years	10 years
Warrants value								$ 184,191	$ 49,928
Common stock warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued							374,048	493,462	128,667
Warrants exercise price							$ 2.50	$ 2.50	$ 2.50
Warrants, contractual life								10 years	10 years
Warrants value							$ 139,572		$ 49,928
Common stock warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued	120,482					2,409,639
Warrants exercise price	$ 5.19					$ 4.57
Percentage of warrants exercise price						110.00%
Warrants expiration term	5 years					5 years
Common stock warrants | Note Warrant [Member]
Class of Warrant or Right [Line Items]
Percentage diluted capitalization					1.00%
Principal loaned under the agreement					$ 1,000,000
Common stock warrants | Over-allotment option
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued						361,445
Common Stock Warrants, Venture Debt Lender [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued				120,482
Warrants exercise price				$ 4.15
Common Stock Warrants, Funding Platform, Preferred Stock Raise [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued							2,603	2,603	21,279
Warrants exercise price							$ 8.28	$ 8.28
Warrants and Rights Outstanding, Term								5 years
Common Stock Warrants, Funding Platform, Preferred Stock Raise [Member] | Convertible Debt 2020 Regulation D Offering
Class of Warrant or Right [Line Items]
Warrants exercise price								$ 2.50
2019 warrants
Class of Warrant or Right [Line Items]
Warrants value								$ 7,700
2020 warrants
Class of Warrant or Right [Line Items]
Warrants value								$ 918